Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2022
Trade and Other Receivables Table [abstract]
Schedule of trade and other receivables
	Years Ended June 30,
	2022	2021

Accrued interest income	18	269
R&D tax incentive receivable	4,669,405	4,126,364
Goods and services tax receivable	55,938	47,706
Payroll tax receivable	-	103,338
Total Trade and Other Receivables	4,725,361	4,277,677